UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments LLC
Address: 5619 Scotts Valley Drive
         Suite 140
         Scotts Valley, CA  95066

13F File Number:  028-13511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian A. Krawez
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

  /s/  Brian A. Krawez     Scotts Valley, CA     February 13, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    38

Form 13F Information Table Value Total:    $1,629,659 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS INC         COM              00751Y106    63974   976699 SH       SOLE                   315444        0   661255
AFLAC INC                      COM              001055102    70903  1334772 SH       SOLE                   421705        0   913067
AMERICAN INTL GROUP INC        COM NEW          026874784    40933  1159573 SH       SOLE                   409094        0   750479
APACHE CORP                    COM              037411105    34639   441256 SH       SOLE                   146619        0   294637
APPLE INC                      COM              037833100    83279   156489 SH       SOLE                    50990        0   105499
BARRICK GOLD CORP              COM              067901108    59802  1708152 SH       SOLE                   631351        0  1076801
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    72745   810982 SH       SOLE                   261517        0   549465
CANADIAN NATL RY CO            COM              136375102      801     8797 SH       SOLE                        0        0     8797
CANADIAN PAC RY LTD            COM              13645T100    45082   443630 SH       SOLE                   143081        0   300549
CHEVRON CORP NEW               COM              166764100    67024   619793 SH       SOLE                   202365        0   417428
CVS CAREMARK CORPORATION       COM              126650100    78963  1633152 SH       SOLE                   522452        0  1110700
DISNEY WALT CO                 COM DISNEY       254687106      731    14675 SH       SOLE                        0        0    14675
DOLLAR GEN CORP NEW            COM              256677105    39582   897765 SH       SOLE                   312426        0   585339
ETFS PLATINUM TR               SH BEN INT       26922V101      810     5350 SH       SOLE                        0        0     5350
GENERAL ELECTRIC CO            COM              369604103      816    38890 SH       SOLE                        0        0    38890
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105      411     9455 SH       SOLE                        0        0     9455
HALLIBURTON CO                 COM              406216101    75525  2177146 SH       SOLE                   707792        0  1469354
INTERNATIONAL BUSINESS MACHS   COM              459200101    58051   303060 SH       SOLE                    90991        0   212069
JOHNSON & JOHNSON              COM              478160104    30070   428959 SH       SOLE                   141084        0   287875
LIFE TECHNOLOGIES CORP         COM              53217V109    41273   841791 SH       SOLE                   283538        0   558253
LOCKHEED MARTIN CORP           COM              539830109    70904   768277 SH       SOLE                   247836        0   520441
LOEWS CORP                     COM              540424108      377     9252 SH       SOLE                        0        0     9252
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    25731   554669 SH       SOLE                   145744        0   408925
MCDONALDS CORP                 COM              580135101    48399   548681 SH       SOLE                   145284        0   403397
MCKESSON CORP                  COM              58155Q103    78332   807884 SH       SOLE                   257621        0   550263
MICROSOFT CORP                 COM              594918104    69132  2588242 SH       SOLE                   833604        0  1754638
MONDELEZ INTL INC              CL A             609207105     3703   145469 SH       SOLE                   145000        0      469
NCR CORP NEW                   COM              62886E108    73883  2899635 SH       SOLE                   951513        0  1948122
NOVARTIS A G                   SPONSORED ADR    66987V109    83406  1317636 SH       SOLE                   400720        0   916916
ORACLE CORP                    COM              68389X105    74718  2242429 SH       SOLE                   722469        0  1519960
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      371     5375 SH       SOLE                        0        0     5375
SANOFI                         SPONSORED ADR    80105N105    73170  1544314 SH       SOLE                   484115        0  1060199
SCHLUMBERGER LTD               COM              806857108      402     5800 SH       SOLE                        0        0     5800
SUNCOR ENERGY INC NEW          COM              867224107      405    12280 SH       SOLE                        0        0    12280
THERMO FISHER SCIENTIFIC INC   COM              883556102    59806   937692 SH       SOLE                   343929        0   593763
TOTAL S A                      SPONSORED ADR    89151E109    37584   722630 SH       SOLE                   233302        0   489328
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    62579  2484283 SH       SOLE                   816888        0  1667395
WISDOMTREE TRUST               JAPN HEDGE EQT   97717W851     1343    36413 SH       SOLE                    36413        0        0